III. FINANCIAL RISK MANAGEMENT - Proportions of Variable-rate and Fixed-rate Debt (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date		$ 305,722	$ 437,398	$ 583,437
Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date	[1]	$ 75,012	$ 172,018
Concentration risk (as a percent)	[1]	25.00%	39.00%
Floating interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date		$ 230,710	$ 265,380
Concentration risk (as a percent)		75.00%	61.00%

[1]	Out of the $75.0 million fixed rate borrowings, $74.6 million are short-term.